Note 10 - Reinsurance (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Percent of Risk Ceded			100.00%
Reinsurance Recoverables	$ 56,332,692	$ 56,332,692	$ 55,910,993
Ownership of Direct New Business Produced	100.00%
Assumed Premiums Earned		$ 781,863	3,346,657
Credit Life and Accident Insurance Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Percent of Risk Ceded		100.00%
Reinsurance Fee Income		$ 223,994	242,327
Ceded [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Recoverables	$ 1,396,448	1,396,448	1,544,874
Credit Related Reinsurance Transactions [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Recoverables	8,117,461	$ 8,117,461	7,810,299
Life and annuity[Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Percent of Risk Ceded		85.00%
Reinsurance Recoverables	18,522,000	$ 18,522,000	19,806,000
Puritan Financial Companies Inc [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Recoverables	18,261,000	$ 18,261,000	16,931,000
Reinsurance Retention Policy, Reinsured Risk, Percentage		75.00%
Assumed Premiums Earned		$ 753,000	3,310,000
Assumed Benefit Reserves	$ 11,267,000	$ 11,267,000	$ 10,991,000